Derivative Financial Instruments (Effect Of Derivative Instruments On Cash Flow Hedging And Relationship Between Income And Other Comprehensive Income) (Details) - Derivatives designated as hedging instruments - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payroll
Derivative Instruments, Gain (Loss) [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	[1]	$ (18,324)	$ (64,512)	$ (152,590)
Gain (Loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	[1]	(36,927)	(125,063)	(66,710)
Gain (Loss) from Projects (Hedging)
Derivative Instruments, Gain (Loss) [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	[1]	69,597	(55,269)	447
Gain (Loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	[1]	13,206	21,442	9,509
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	[1]	51,273	(119,781)	(152,143)
Gain (Loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	[1]	$ (23,721)	$ (103,621)	$ (57,201)

[1]	Other comprehensive income (loss), net of tax expenses in the amounts of $3,541, $132 and $1,419 for the years 2024, 2023 and 2022, respectively.